Exhibit 99.1

Freddie Mac Multifamily M Certificates Series M-048

Underlying Bonds Agreed-Upon Procedures

Report To:

Federal Home Loan Mortgage Corporation

19 March 2019

Ernst & Young LLP 5 Times Square New York, NY 10036-6530	Tel: +1 212 773 3000 Fax: +1 212 773 6350 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Federal Home Loan Mortgage Corporation

8200 Jones Branch Drive

McLean, Virginia 22102

Re:	Federal Home Loan Mortgage Corporation (“Freddie Mac”)

Freddie Mac Multifamily M Certificates Series M-048 (the “Certificates”)

Underlying Bonds Agreed-Upon Procedures

We have performed the procedure enumerated in Attachment A, which was agreed to by Freddie Mac, RSZ Direct Residual Holder LLC (the “Sponsor”), Jefferies LLC (“Jefferies”) and Stern Brothers & Co. (“Stern Brothers,” together with Freddie Mac, the Sponsor and Jefferies, the “Specified Parties”), solely to assist Freddie Mac with respect to certain information relating to certain bonds issued by state and local governmental entities to finance multifamily affordable housing mortgages (the “Underlying Bonds”) relating to the Certificates. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedure is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedure described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedure performed and our associated findings are included in Attachment A.

For the purpose of the procedure described in this report, the Sponsor, on behalf of Freddie Mac, provided us with:

a.

An electronic data file labeled “Data Tape FINAL.xlsx” and the corresponding record layout and decode information (the “Data File”) that the Sponsor, on behalf of Freddie Mac, indicated contains projected information relating to the Underlying Bonds as of 1 April 2019 (the “Cutoff Date”),

b.	Imaged copies of:
i.	The trust indenture and first supplement to the trust indenture, as applicable (collectively and as applicable, the “Indenture”),
ii.	The borrower loan agreement (the “Borrower Loan Agreement”),
iii.	The preliminary legal issues memorandum (the “PLIM”),
iv.	The bond counsel opinion (the “Opinion of Counsel”),
v.	The engineering report and appraisal (the “Appraisal”),
vi.	The construction observation services report (the “Construction Report”) and
vii.	The mortgage loan note (the “Mortgage Loan Note”)
that the Sponsor, on behalf of Freddie Mac, indicated relate to each Underlying Bond,
c.

Certain amortization schedules (the “Amortization Schedule,” together with the Indenture, Borrower Loan Agreement, PLIM, Opinion of Counsel, Appraisal, Construction Report and Mortgage Loan Note, the “Source Documents”) that the Sponsor, on behalf of Freddie Mac, indicated relate to each Underlying Bond,

A member firm of Ernst & Young Global Limited

d.	The list of relevant characteristics (the “Bond Characteristics”) on the Data File, which is shown on Exhibit 1 to Attachment A, and
e.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedure included in Attachment A was limited to comparing or recalculating certain information that is further described in Attachment A. Freddie Mac is responsible for the Data File, Source Documents, Bond Characteristics and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than the procedure included in Attachment A with respect to the Data File. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents or any other information provided to us by the Sponsor, on behalf of Freddie Mac, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to (a) the existence of the Underlying Bonds, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Sponsor, on behalf of Freddie Mac, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination or issuance of the Underlying Bonds conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Underlying Bonds,
iii.	Whether the originator or issuer of the Underlying Bonds complied with federal, state or local laws or regulations or
iv.

Any other factor or characteristic of the Underlying Bonds that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ ERNST & YOUNG LLP

19 March 2019

Attachment A

Procedure performed and our associated findings

For each Underlying Bond with a state value other than “CA,” as shown on the Data File, we compared the Bond Characteristics listed on Exhibit 1 to Attachment A, as shown on the Data File, to the corresponding information located on the Source Documents, or to the corresponding information we recalculated using information on the Source Documents or Data File, as applicable, subject to the instructions, assumptions and methodologies provided by the Sponsor, on behalf of Freddie Mac, described in the notes to Exhibit 1 to Attachment A. The Source Document(s), as applicable, that we were instructed by the Sponsor, on behalf of Freddie Mac, to use for each Bond Characteristic are shown on Exhibit 1 to Attachment A. All such compared information was in agreement.

Exhibit 1 to Attachment A

Bond Characteristics and Source Documents

Bond Characteristic	Data File Field Name	Source Document(s)	Note

Property name	Property Name	Appraisal	i.

Note date	Original Bond Note Date (Comforted)	Indenture

CUSIP	Bond CUSIP (Comforted)	Indenture

Current bond amount	Current Bond Amount (UPB) (Comforted) as of 4/1/2019	(a) Borrower Loan Agreement and recalculation or (b) Borrower Loan Agreement	ii.

Current bond rate	Current Bond Rate (Comforted)	(a) Indenture and recalculation or (b) Indenture	iii.

Bond maturity date	Bond Maturity Date (Comforted)	Indenture or Mortgage Loan Note

Bond trustee	Bond Trustee	Indenture

Bond counsel	Bond Counsel	Opinion of Counsel

End date of pre-payment lock-out/first optional redemption date	End Date of Pre-Payment Lock-out/First Optional Redemption Date (Comforted)	Indenture

Mandatory tender date	Mandatory Tender Date (Comforted)	Indenture

Address	Address	Appraisal

City	City	Appraisal

State	State	Appraisal

Zip	Zip	Appraisal

Total units	Total Units	Appraisal

Year built/renovated	Year Built/Renovated	(a) Construction Report or (b) Appraisal	iv.

Exhibit 1 to Attachment A

Bond Characteristic	Data File Field Name	Source Document(s)	Note

Bond regulatory rental/income/age restrictions	Bond Regulatory Rental/Income/Age Restrictions (PLIM)	PLIM

Interest only begin date	Interest Only Begin Date (Comforted)	Indenture

Interest only end date	Interest Only End Date (Comforted)	Borrower Loan Agreement

Debt type	Debt Type (Comforted)	Borrower Loan Agreement

Interest type	Interest Type (Comforted)	Indenture

Original loan amount	Original Loan Amount	(a) Mortgage Loan Note and recalculation or (b) Mortgage Loan Note	v.

First bond payment date	First Bond Payment Date (Comforted)	Indenture

Original bond term	Original Bond Term (months)	Recalculation	vi.

Remaining bond term	Remaining Bond Term (months) as of 4/1/2019	Recalculation	vii.

Original amortization term	Bond Amort Period (months) (Comforted)	Amortization Schedule and recalculation	viii.

Remaining amortization term	Remaining Amortization (# Months)	Recalculation	ix.

Bond payment frequency	Bond Payment Frequency (Comforted)	Borrower Loan Agreement

Interest rate calculation type	Interest Rate Calculation Type	Indenture

Interest payment due date	Interest Payment Due Date (ie: 1st, 15th, etc)	Indenture

Interest only period	IO Period	Recalculation	x.

Exhibit 1 to Attachment A

Notes:

i.	For identification purposes only.

ii.

For the purpose of comparing the current bond amount Bond Characteristic for each Underlying Bond with a property name equal to “Correll Apartments,” “Pinewood Apartments” or “Valmont Square Apartments,” as shown on the Data File (each, a “Corwood Square Underlying Bond”), the Sponsor, on behalf of Freddie Mac, instructed us to recalculate the current bond amount by:

a.	Dividing the:
i.	Number of units by
ii.	Total number units,

both as shown on the Data File, and

b.	Multiplying the result of a. above by the current bond amount, as shown on the corresponding Borrower Loan Agreement.

For the purpose of comparing the current bond amount Bond Characteristic for each Underlying Bond that is not a Corwood Square Underlying Bond, the Sponsor, on behalf of Freddie Mac, instructed us to use the Borrower Loan Agreement as the Source Document.

iii.

For the purpose of comparing the current bond rate Bond Characteristic for the Underlying Bond with a property name of “Glen Hazel Apartments,” as shown on the Data File, the Sponsor, on behalf of Freddie Mac, instructed us to recalculate the current bond rate as the sum of:

a.	1.67590909090909%, which the Sponsor, on behalf of Freddie Mac, indicated is the average SIFMA Rate (as defined in the Indenture) for the preceding month and
b.	3.20%, which the Sponsor, on behalf of Freddie Mac, indicated is the corresponding spread (as described in the Indenture).

For the purpose of comparing the current bond rate Bond Characteristic for each Underlying Bond with a property name other than “Glen Hazel Apartments,” as shown on the Data File, the Sponsor, on behalf of Freddie Mac, instructed us to use the Indenture as the Source Document.

iv.

For the purpose of comparing the year built/renovated Bond Characteristic for the Underlying Bond with a property name equal to “Rio Viego Apartments,” as shown on the Data File, the Sponsor, on behalf of Freddie Mac, instructed us to use the Construction Report as the Source Document.

For the purpose of comparing the year built/renovated Bond Characteristic for each Underlying Bond with a property name other than “Rio Viego Apartments” as shown on the Data File, the Sponsor, on behalf of Freddie Mac, instructed us to use the Appraisal as the Source Document.

Exhibit 1 to Attachment A

Notes: (continued)

v.

For the purpose of comparing the original loan amount Bond Characteristic for each Corwood Square Underlying Bond, the Sponsor, on behalf of Freddie Mac, instructed us to recalculate the original loan amount by:

a.	Dividing the:
i.	Number of units by
ii.	Total number units,

both as shown on the Data File, and

b.	Multiplying the result of a. above by the original loan amount, as shown on the corresponding Mortgage Loan Note.

For the purpose of comparing the current bond amount Bond Characteristic for each Underlying Bond that is not a Corwood Square Underlying Bond, the Sponsor, on behalf of Freddie Mac, instructed us to use the Mortgage Loan Note as the Source Document.

vi.

For the purpose of comparing the original bond term Bond Characteristic for each Underlying Bond, the Sponsor, on behalf of Freddie Mac, instructed us to recalculate the original bond term as the difference in months between the:

a.	Note date and
b.	Bond maturity date,

both as shown on the Data File.

vii.

For the purpose of comparing the remaining bond term Bond Characteristic for each Underlying Bond, the Sponsor, on behalf of Freddie Mac, instructed us to recalculate the remaining bond term as the difference in months between the:

a.	Cutoff Date and
b.	Bond maturity date,

both as shown on the Data File.

viii.

For the purpose of comparing the original amortization term Bond Characteristic for each Underlying Bond, the Sponsor, on behalf of Freddie Mac, instructed us to recalculate the original amortization term as the product of:

a.	The term (years), as shown on the Amortization Schedule and
b.	12.

ix.

For the purpose of comparing the remaining amortization term Bond Characteristic for each Underlying Bond, the Sponsor, on behalf of Freddie Mac, instructed us to recalculate the remaining amortization term as the minimum of:

a.	The difference between:
i.	The sum of:
1.	Remaining bond term,
2.	Interest only period and
3.	Original amortization term and
ii.	Original bond term and
b.	Original amortization term,

all as shown on the Data File.

Exhibit 1 to Attachment A

Notes: (continued)

x.

For the purpose of comparing the interest only period Bond Characteristic for each Underlying Bond, the Sponsor, on behalf of Freddie Mac, instructed us to recalculate the interest only period as the difference in months between the:

a.	Interest only begin date and
b.	Interest only end date,

both as shown on the Data File.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions provided by the Sponsor, on behalf of Freddie Mac, that are described in the notes above.